Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Summary of Loans and Borrowings

	2021	2020
(in $ millions)	$	$
Non-current
Bank loans	55	91
Term loan	1,875	—
Lease liabilities	101	20

	2,031	111

Current
Bank loans	83	121
Term loan	39	—
Lease liabilities	22	19

	144	140

Summary of terms and conditions of outstanding loans and borrowings
Terms and conditions of outstanding loans and borrowings (including lease liabilities) are as follows:

	Currency	Nominal interest rate	Year of maturity	Carrying amount
		%		$
2021
Bank loans	SGD	1.5% to 2.16%	2022-2026	77
Bank loans	SGD	COF* + 1% to 1.1%	2022-2024	11
Bank loans	MYR	3.09%	2022-2024	8
Bank loans	IDR	2.48% to 11.5%	2022-2025	15
Bank loans	IDR	COF* + 1.75% to 2.00%	2022-2025	12
Bank loans	THB	COF* + 7.0%	2022	15
Term loan	USD	5.5% ( based on contractual terms)	2026	1,914
Lease liabilities	Multiple	1.85% to 11%	2022-2037	123

				2,175

2020
Bank loans	SGD	1.82% to 2.16%	2021-2026	110
Bank loans	SGD	COF* + 0.85% to 1.1%	2021-2025	29
Bank loans	MYR	3.09%	2021-2024	12
Bank loans	IDR	2.48% to 11.5%	2021-2025	36
Bank loans	IDR	COF* + 1.75% to 2.00%	2021-2025	21
Bank loans	THB	COF* + 7.0%	2021	4
Lease liabilities	Multiple	1.85% to 11%	2021-2030	39

				251

*	cost of funds

Summary of reconciliation of movements of liabilities to cash flows from financing activities
iv)	Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities
	Convertible redeemable preference shares (Note 11)	Bank loans	Term loan	Lease liabilities	Equity component of convertible redeemable preference shares	Total
(in $ millions)	$	$	$	$	$	$
Balance at January 1, 2021	10,767	212	—	39	3,850	14,868
Changes from financing cash flows
Proceeds from issuance of CRPS	436	—	—	—	27	463
Proceeds from bank loans	—	60	1,920	—	—	1,980
Payment of bank loans	—	(151)	(25)	—	—	(176)
Payment of lease liabilities	—	—	—	(24)	—	(24)
Interest paid	—	(23)	(83)	(2)	—	(108)
Total changes from financing cash flows	436	(114)	1,812	(26)	27	2,135
Effect of changes in foreign exchange rates	—	(3)	(1)	(1)	—	(5)
Other changes
Liability-related
Recognition of lease liabilities	—	—	—	106	—	106
Derecognition of lease liabilities	—	—	—	*	—	*
Secured bank loans for asset acquisition	—	20	—	—	—	20
Interest expense	1,570	23	103	5	—	1,701
CRPS converted to GHL ordinary shares	(12,773)	—	—	—	(3,877)	(16,650)
Total liability-related other changes	(11,203)	43	103	111	(3,877)	(14,823)
Balance at December 31, 2021	—	138	1,914	123	—	2,175

The accompanying notes form an integral part of these consolidated financial statements.

F-47

	Liabilities
	Convertible redeemable preference shares (Note 11)	Bank loans	Term loan	Lease liabilities	Equity component of convertible redeemable preference shares	Total
(in $ millions)	$	$	$	$	$	$

Balance at January 1, 2020	8,256	296	—	49	3,552	12,153
Changes from financing cash flows
Proceeds from issuance of CRPS	1,091	—	—	—	298	1,389
Proceeds from bank loans	—	8	—	—	—	8
Payment of bank loans	—	(106)	—	—	—	(106)
Payment of lease liabilities	—	—	—	(30)	—	(30)
Interest paid	—	(14)	—	(3)	—	(17)

Total changes from financing cash flows	1,091	(112)	—	(33)	298	1,244

The effect of changes in foreign exchange rates	—	(3)	—	1	—	(2)

Other changes
Liability-related
Issuance of CRPS	4	—	—	—	—	4
Recognition of lease liabilities	—	—	—	24	—	24
Derecognition of lease liabilities	—	—	—	(5)	—	(5)
Secured bank loans for asset acquisition	—	17	—	—	—	17
Interest expense	1,416	14	—	3	—	1,433
Total liability-related other changes	1,420	31	—	22	—	1,473

Balance at December 31, 2020	10,767	212	—	39	3,850	14,868